Long-term Investments	12 Months Ended
Dec. 31, 2018
Long-term Investments
Long-term Investments

8.Long-term Investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Investments in equity method investees	563,896	736,551
Equity investments with readily determinable fair values	828,260	612,465
Equity investments without readily determinable fair values	1,292,620	3,897,092
	2,684,776	5,246,108

(a)Investments in equity method investees

The Group recorded equity share of loss of RMB85.8 million, RMB12.2 million, and RMB98.3 million for the years ended December 31, 2016, 2017 and 2018, respectively, which was included in “investment income, net” in the consolidated statements of operations and comprehensive income.  Significant equity method investments are summarized as follows.

(1)

In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Hangzhou Yixin Technology Co., Ltd. (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin. In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million.

(2)

In 2016, the Group acquired a 49.0% equity interest in MAXWIN (B.V.I) LIMITED ("MAXWIN"), which is engaged in the retail business of casual and sportswear apparel, for a consideration of approximately RMB344.6 million in cash. In 2017, the Group disposed the 49.0% equity interest in MAXWIN for a cash consideration of approximately RMB340.4 million.

(3)

As of December 31, 2018, the Group contributed RMB228.6 million cash in a limited partnership as a limited partner. The objective of the limited partnership is to engage in investment in on-line game business. The Group accounted such investment under the equity method.

(b)Equity investments with readily determinable fair values (“Available-for-sale securities” prior to adoption of ASU 2016-01)

As of December 31, 2018, equity investments with readily determinable fair values  included RMB509.5 million invested in shares of Huatai Securities Company Limited (“Huatai”) and RMB102.9 million invested in shares of Caissa Touristic Group (“Caissa”).   The Group recorded unrealized fair value loss of RMB215.8 million related to the equity investments with readily determinable fair value for the year ended December 31, 2018.

Prior to adoption of ASU 2016-01, these investments were classified as available-for-sale equity securities. For the year ended December 31, 2016 and 2017, RMB266.7 million and nil impairment provision for Huatai were recognized as “investment income, net” in the consolidated statements of comprehensive income, respectively.

The Group also received cash dividends of RMB21.4 million, RMB20.9 million and RMB12.7 million from Huatai for the years ended December 31, 2016, 2017 and 2018, respectively.

(c)Equity investments without readily determinable fair value (“Equity investments” prior to adoption of ASU 2016-01)

Equity investments without determinable fair value represent investments in privately held companies with no readily determinable fair value.  The Group does not have significant influence on these investees, or the investments are not common stock or in substance common stock. Prior to January 1, 2018, the Group accounted for investments in these equity securities at cost less impairment. On January 1, 2018, the Group adopted ASU 2016-01 prospectively. These investments are classified as equity investments without determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the year ended December 31, 2018, there's no upward adjustments to the carrying value of equity securities without readily determinable fair value resulted from such transactions.

The Group did not sell any investments in equity securities without readily determinable fair value during the year ended December 31, 2018. The Group recognized a gain of RMB234.1 million and RMB9.6 million related to the partial disposal of one of the Group’s investment in equity securities without readily determinable fair value as “investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2016 and 2017.

The Group recognized impairment provision of RMB12.2 million, RMB58.5 million and RMB133.6 million related to certain of the equity investments as “investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2016, 2017 and 2018, respectively.